CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT - Preferred shares (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0